Fees Summary	Apr. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000
Previously Paid Amount	0
Total Fee Amount	153,100
Total Offset Amount	$ 0
Narrative Disclosure
The maximum aggregate offering price of the securities to which the prospectus relates is $1,000,000,000.00. The prospectus is a final prospectus for the related offering.
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of Mandatory Convertible Preferred Stock. The maximum aggregate offering price of that offering is $1,000,000,000.00.

Net Fee	$ 153,100
Narrative - Max Aggregate Offering Price	$ 1,000,000,000
Final Prospectus	true